Other Information - Schedule of Sustainable Financing (Details) - Sustainable financing € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 18,796.0
Total carrying amount	3,764.0
Senior Green Bond of Telefonica Emisiones 2019
Disclosure of detailed information about borrowings [line items]
Total carrying amount	1,000.0
Senior Sustainable Bond of Telefonica Emisiones
Disclosure of detailed information about borrowings [line items]
Total carrying amount	1,000.0
Senior Green Bond of Telefonica Emisiones 2023
Disclosure of detailed information about borrowings [line items]
Total carrying amount	850.0
Sustainability Linked Bonds of Telefonica Brazil
Disclosure of detailed information about borrowings [line items]
Total carrying amount	654.0
Sustainability Linked Facilities of Colombia Telecomunicaciones
Disclosure of detailed information about borrowings [line items]
Total carrying amount	260.0
Undated Deeply Subordinated Securities Hybrid Instruments
Disclosure of detailed information about borrowings [line items]
Borrowings	4,750.0
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	10,282.0
Sustainability Linked Facility of Telefonica S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings	5,500.0
Sustainability Linked Facility of Telefonica Germany
Disclosure of detailed information about borrowings [line items]
Borrowings	750.0
Sustainability Linked Bilateral Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 4,032.0